Deposits	12 Months Ended
Dec. 31, 2022
Disclosure of Deposits [Abstract]
DEPOSITS

NOTE 4 – DEPOSITS

The deposits are three short-term bank deposits with maturities of more than three months but less than one year. The deposits are in dollars and bear annual interest.

On May 10, 2022, the Company deposited 2,000 with an annual interest rate of 3.02% for a period of 9 months. As of December 31, 2022, the value of the deposit is 2,039.

On August 11, 2022, the Company deposited 2,000 with an annual interest rate of 4.39% for a period of 12 months. As of December 31, 2022, the value of the deposit is 2,034.

On August 24, 2022, the Company deposited 3,000 with an annual interest rate of 4.47% for a period of 9 months. As of December 31, 2022, the value of the deposit is 3,047.

As of December 31, 2022 total deposits amounted to 7,120.